Earnings per share (Tables)	6 Months Ended
Jun. 30, 2016
Earnings per share [Abstract]
Computation of Basic and Diluted Earnings Per Share
	Six months ended June 30,
	2015	2016
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income	24,672,899	32,644,969
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – basic	24,672,899	32,644,969

Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders – diluted	24,672,899	32,644,969
Denominator:
Number of shares outstanding, basic	147,035,708	134,617,909
Stock options	202,442	859,813
Weighted average number of RSU Stocks	-	3,507,210

Number of shares outstanding-diluted	147,238,150	138,984,932

Basic earnings per share	0.17	0.24
Diluted earnings per share	0.17	0.23